Other Operating Expense (Income), Net and Other Expense - Schedule of Other Nonoperating Income (Expense) (Income), Net (Q2) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2023	Jul. 03, 2022	Jul. 02, 2023	Jul. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Other Income and Expenses [Abstract]
Currency losses on transactions	$ 12	$ 5	$ 28	$ (2)	$ 42	$ 20	$ 40
Other	(2)	(10)	12	(4)	38	(5)	37
Total Other expense (income), net	$ 10	$ (5)	$ 40	$ (6)	$ 38	$ (5)	$ 37